Selected Statement of Operations Data (Details) - Schedule of geographical revenues classified by geographical location of the customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selected Statement of Operations Data (Details) - Schedule of geographical revenues classified by geographical location of the customers [Line Items]
Revenues	$ 26,331	$ 23,374	$ 22,664
The Americas [Member]
Selected Statement of Operations Data (Details) - Schedule of geographical revenues classified by geographical location of the customers [Line Items]
Revenues	9,421	10,355	12,030
Europe [Member]
Selected Statement of Operations Data (Details) - Schedule of geographical revenues classified by geographical location of the customers [Line Items]
Revenues	14,702	11,734	8,839
Israel [Member]
Selected Statement of Operations Data (Details) - Schedule of geographical revenues classified by geographical location of the customers [Line Items]
Revenues	1,366	893	1,272
Other [Member]
Selected Statement of Operations Data (Details) - Schedule of geographical revenues classified by geographical location of the customers [Line Items]
Revenues	$ 842	$ 392	$ 523